JPMorgan Prime Money Market Fund Annual Fund Operating Expenses - Empower Shares [Member] - JPMorgan Prime Money Market Fund - Empower	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.18%